Share Capital (Details 4) (Stock Appreciation Rights (SARs) [Member], USD $)					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2012 Exercise Price 3.72 - 8.94 [Member]	Dec. 31, 2012 Exercise Price 3.72 - 8.94 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price 3.72 - 8.94 [Member] Maximum [Member]	Dec. 31, 2012 Exercise Price 8.75 - 8.95 [Member]	Dec. 31, 2012 Exercise Price 8.75 - 8.95 [Member] Minimum [Member]	Dec. 31, 2012 Exercise Price 8.75 - 8.95 [Member] Maximum [Member]
Number Outstanding, Balance					3,078,764			10,000
Number Outstanding, Weighted Average Contractual Life					1 year 2 months 1 day			3 years 3 months 29 days
Number Outstanding, Weighted Average Price per Share (in dollars per share)					$ 3.72			$ 8.95
Number Exercisable, Balance	3,088,764	2,067,123	1,777,034	30,000	3,078,764			10,000
Number Exercisable, Weighted Average Price per Share (in dollars per share)	$ 3.74	$ 3.75	$ 3.77	$ 8.18	$ 3.72			$ 8.95
Number Exercisable, Weighted Average Contractual Life					1 year 2 months 1 day			3 years 3 months 29 days
Range of Exercise Prices (in dollars per share)						$ 3.72	$ 8.94		$ 8.75	$ 8.95